SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Millions					4 Months Ended
	Sep. 27, 2024 USD ($)	Sep. 27, 2024 CNY (¥)	Aug. 28, 2024 USD ($)	Feb. 26, 2024 USD ($) $ / shares shares	Aug. 28, 2024 USD ($)
Class B ordinary shares | Restricted shares
SUBSEQUENT EVENTS
Granted during the period | shares				12,900,000
Fair value of shares				$ 2,130,000
Stock price | $ / shares				$ 0.17
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Redeemed term deposit			$ 12,000,000.0
Interest income					$ 178,167
Purchase of equipment	$ 1,400,000	¥ 10.0